EQUITY (Detail Textuals)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($) Investor shares	May 25, 2017 USD ($) shares	Feb. 28, 2019 USD ($) Investor $ / shares shares	Nov. 30, 2017 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares
Equity [Line Items]
Preferred stock, shares authorized			25,000,000	25,000,000	25,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Each common share entitles holder voting rights			one vote		one vote
Number of unaffiliated investors | Investor	17		10
Number of common stock shares issued	305,000		1,100,000
Value of common stock shares issued | $	$ 30,500		$ 22,000	$ 20,000	$ 30,500
Common stock, shares issued			14,150,000	10,000,000	13,050,000
Common stock, shares outstanding			14,150,000	10,000,000	13,050,000
Officers and Directors
Equity [Line Items]
Number of common stock shares issued		10,000,000
Value of common stock shares issued | $		$ 20,000